Other Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Other Operating Expenses

			Year ended December 31,
	Notes		2016	2017	2018
			RMB	RMB	RMB
Interconnection charges	(i	)	11,822	12,223	12,878
Cost of goods sold	(ii	)	38,705	31,712	23,185
Donations			19	23	20
Others	(iii	)	1,740	1,654	1,614

			52,286	45,612	37,697

Notes:

(i)

Interconnection charges represent amounts incurred for the use of other domestic and foreign telecommunications operators’ networks for delivery of voice and data traffic that originate from the Group’s telecommunications networks.

(ii)	Cost of goods sold primarily represents cost of telecommunications equipment sold.
(iii)	Others mainly include tax and surcharges other than value-added tax and income tax.